NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of profit before tax to cash generated from operations
Profit before tax	¥ 85,649	$ 12,303	¥ 75,157	¥ 36,387
Adjustments for:
Interest income	(1,067)		(798)	(655)
Finance costs	5,865		5,162	5,121
Exchange losses, net	213	31	141	(356)
Share of profits of associates	(459)	(66)	(406)	(302)
(Profit)/loss attributable to a joint venture	(543)	(78)	5,593	(553)
Investment income	(4,632)	(665)	(3,685)	(2,409)
Impairment for property, plant and equipment	2,072		5,861	8,660
Provision for other assets	22		470	525
Depreciation, depletion and amortization	57,699		50,838	61,442
Loss on disposal and write-off of property, plant and equipment	4,238		668	1,936
Subtotal	149,057		139,001	109,796
Increase in trade receivables and other current assets	(3,213)		(940)	(1,292)
Decrease/(increase) in inventories and supplies	(1,304)		1,720	1,465
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	1,439		301	1,167
Cash generated from operations	¥ 145,979	$ 20,969	¥ 140,082	¥ 111,136